Schedule of Information Relating to Financing and Operating Lease Activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finance leases:
Amortization of right-of-use assets – finance lease	$ 79,521	$ 74,671	$ 51,892
Interest of finance lease liabilities	10,294	20,031	8,053
Total finance lease expense	89,815	94,702	59,945
Operating lease:
Expenses related to a short-term lease	37,179	33,333	21,260
Operating lease cost	37,179	33,333	21,260
Total lease expenses	126,994	128,035	81,205
Cash outflows related to finance leases:
Financing cash outflows – principal paid	119,465	1	43,750
Operating cash outflows – interests paid	10,294	20,031	8,053
Cash outflows related to finance leases	129,759	151,487	51,803
Cash outflows related to operating lease:
Operating cash outflows - rental paid	$ 37,179	$ 33,333	$ 21,260